Royalty, stream and other interests	12 Months Ended
Dec. 31, 2022
Royalty, stream and other interests	6. Royalty, stream and other interests

As at and for the year ended December 31, 2022:

		Cost				Accumulated Depletion
Royalty	Country	Opening	Additions	Disposal	Ending	Opening	Depletion	Disposal	Ending	Carrying Amount
		$	$	$	$	$	$	$	$	$
Wonmunna	Australia	-	14,527,467	-	14,527,467	-	(830,176)	-	(830,176)	13,697,291
Janet Ivy	Australia	2,494,285	-	-	2,494,285	(29,633)	-	-	(29,633)	2,464,652
Koolyanobbing	Australia	2,487,741	161,997	-	2,649,738	(797,157)	(401,086)	-	(1,198,243)	1,451,495
South Railroad	USA	2,316,757	-	-	2,316,757	(37,581)	(42,233)	-	(79,814)	2,236,943
Limpopo	South Africa	-	1,150,828	-	1,150,828	-	-	-	-	1,150,828
Bowdens	Australia	1,130,068	-	-	1,130,068	-	-	-	-	1,130,068
Bullabulling	Australia	953,349	-	-	953,349	-	-	-	-	953,349
Brits	South Africa	764,016	-	-	764,016	-	-	-	-	764,016
Otto Bore	Australia	583,612	-	-	583,612	-	-	-	-	583,612
Segilola	Nigeria	706,425	-	-	706,425	(18,587)	(509,633)	-	(528,220)	178,205
Lynn Lake (MacLellan)	Canada	873,088	-	-	873,088	-	-	-	-	873,088
Bulong	Australia	544,957	-	-	544,957	-	-	-	-	544,957
Dry Creek	Australia	475,723	-	-	475,723	(70,767)	(22,870)	-	(93,637)	382,086
Sulfur Springs/ Kangaroo Caves	Australia	467,983	-	-	467,983	-	-	-	-	467,983
Pedra Branca	Brazil	450,131	-	-	450,131	-	-	-	-	450,131
Ashburton	Australia	355,940	-	-	355,940	-	-	-	-	355,940
Anthiby Well	Australia	311,742	-	-	311,742	-	-	-	-	311,742
Cardinia	Australia	-	302,850	-	302,850	-	-	-	-	302,850
Brauna	Brazil	262,328	-	-	262,328	(37,101)	(38,020)	-	(75,121)	187,207
Montanore	USA	61,572	-	-	61,572	-	-	-	-	61,572
Mt Ida	Australia	210,701	-	-	210,701	-	-	-	-	210,701
Other	Australia	1,606,079	-	-	1,606,079	-	-	-	-	1,606,079
Other	Peru	1,500,000	45,609	-	1,545,609	-	-	-	-	1,545,609
Other	Canada	60,018	890,146	-	950,164	-	-	-	-	950,164

Total		18,616,515	17,078,897	-	35,695,412	(990,826)	(1,844,018)	-	(2,834,844)	32,860,568

As at and for the year ended December 31, 2021:

		Cost				Accumulated Depletion
Royalty	Country	Opening	Additions	Disposal	Ending	Opening	Depletion	Disposal	Ending	Carrying Amount
		$	$	$	$	$	$	$	$	$
Janet Ivy	Australia	-	2,494,285	-	2,494,285	-	(29,633)	-	(29,633)	2,464,652
Koolyanobbing	Australia	1,130,010	1,357,731	-	2,487,741	-	(797,157)	-	(797,157)	1,690,584
South Railroad	USA	-	2,316,757	-	2,316,757	-	(37,581)	-	(37,581)	2,279,176
Bowdens	Australia	1,130,068	-	-	1,130,068	-	-	-	-	1,130,068
Bullabulling	Australia	-	953,349	-	953,349	-	-	-	-	953,349
Brits	South Africa	764,016	-	-	764,016	-	-	-	-	764,016
Otto Bore	Australia	-	583,612	-	583,612	-	-	-	-	583,612
Segilola	Nigeria	706,425	-	-	706,425	-	(18,587)	-	(18,587)	687,838
Lynn Lake (MacLellan)	Canada	-	873,088	-	873,088	-	-	-	-	873,088
Bulong	Australia	544,957	-	-	544,957	-	-	-	-	544,957
Dry Creek	Australia	475,723	-	-	475,723	(9,338)	(61,429)	-	(70,767)	404,956
Sulfur Springs/ Kangaroo Caves	Australia	467,983	-	-	467,983	-	-	-	-	467,983
Pedra Branca	Brazil	450,131	-	-	450,131	-	-	-	-	450,131
Ashburton	Australia	355,940	-	-	355,940	-	-	-	-	355,940
Anthiby Well	Australia	311,742	-	-	311,742	-	-	-	-	311,742
Brauna	Brazil	262,328	-	-	262,328	(11,498)	(25,603)	-	(37,101)	225,227
Montanore	USA	-	61,572	-	61,572	-	-	-	-	61,572
Mt Ida	Australia	210,701	-	-	210,701	-	-	-	-	210,701
Graphmada	Madagascar	188,437	-	(188,437)	-	-	(2,602)	2,602	-	-
Other	Australia	1,386,276	302,758	(82,955)	1,606,079	-	-	-	-	1,606,079
Other	Peru	500,000	1,000,000	-	1,500,000	-	-	-	-	1,500,000
Other	Canada	-	60,018	-	60,018	-	-	-	-	60,018

Total		8,884,737	10,003,170	(271,392)	18,616,515	(20,836)	(972,592)	2,602	(990,826)	17,625,689

Deferred royalty acquisitions as at December 31, 2022 of $118,932 (December 31, 2021 - $2,529) relate to costs incurred prior to the execution and closing of a royalty acquisition. Deferred royalty acquisition costs are reallocated to Royalty, stream and other interests upon signing of a definitive agreement. If management determines not to proceed with a proposed acquisition, the deferred costs are reallocated to project evaluation expenses in the consolidated statements of income (loss) and comprehensive income (loss).

Total royalty, stream and other interests include carrying amounts in the following countries:

	December 31, 2022	December 31, 2021
	$	$
Australia	24,462,805	10,724,623
USA	2,298,515	2,340,748
South Africa	1,914,844	764,016
Nigeria	178,205	687,838
Brazil	637,338	675,358
Canada	1,823,252	933,106
Peru	1,545,609	1,500,000

	32,860,568	17,625,689

Royalties acquired during the year ended December 31, 2022:

Limpopo

On April 27, 2022, Vox completed the acquisition of a portfolio of two royalties from a private South African registered company. The royalties include a 1.0% gross receipts royalty over the Dwaalkop Project and a 0.704% gross receipts royalty over the Messina Project, which collectively cover the majority of the Limpopo PGM Project (“Limpopo”). The upfront consideration was $1,139,628, settled by the issuance of 409,500 common shares of the Company.

The Company will make additional cash payments or issue additional common shares (at Vox’s sole election) of up to C$8,900,000 upon achievement of certain production milestones at Limpopo, including:

-	C$1,500,000 upon cumulative royalty receipts from Limpopo exceeding C$500,000;
-	C$400,000 upon cumulative royalty receipts from Limpopo exceeding C$1,000,000; and
-	C$7,000,000 upon cumulative royalty receipts from Limpopo exceeding C$50,000,000.

As at December 31, 2022, these additional amounts have not been recorded in the consolidated statements of financial position, as the production milestones have not been achieved.

Wonmunna

On May 26, 2022, Vox completed the acquisition of a producing royalty over the Wonmunna iron ore mine (“Wonmunna”) from a private company. The royalty is a 1.25% to 1.50% sliding scale Gross Revenue Royalty (“GRR”), with 1.25% payable when the benchmark 62% iron ore price is below A$100/t and 1.50% GRR payable when the benchmark 62% iron ore price is above A$100/t. Notwithstanding the acquisition date of the royalty, all royalty payments due and payable to the holder of the royalty are for the benefit of Vox commencing April 1, 2022.

The total upfront consideration paid on May 26, 2022 was $15,703,991, broken down as follows:

-	Cash of $4,050,000 (inclusive of a $50,000 deposit paid prior to closing);
-	Issuance of 4,350,000 common shares of the Company, valued at $10,470,905; and
-

Issuance of 3,600,000 common share purchase warrants of the Company. Each whole warrant is exercisable to acquire one common share at a price of C$4.50, expiring March 25, 2024. The fair value of the warrants on the issuance date was $1,183,086. The fair value of the warrants is based on the BSM option pricing model with the following assumptions: stock price C$3.09 ($2.41), expected dividend yield – 0%, expected volatility – 46%, risk-free interest rate – 2.53% and an expected life of 1.83 years;

The carrying amount of the Wonmunna royalty asset was subsequently reduced for the royalty revenues earned for the period April 1, 2022 to May 25, 2022 of $1,208,917.

In addition, there was a holdback amount of $700,000 (recorded as restricted cash) that becomes due and payable following the completion of certain conditions for a period up to December 31, 2024.

Canadian Gold Portfolio

On June 3, 2022, Vox completed the acquisition of two royalties from an individual prospector residing in Canada, along with all personal rights held to a third potential royalty. The royalties include a 1.0% Net Smelter Royalty (“NSR”) over part of the Goldlund Project in Ontario, an effective 0.60% NSR over the Beschefer Project in Quebec, and any personal rights held to a 1.50% NSR over the Gold River gold project in Ontario. The upfront consideration was a cash payment of $79,499.

The Company will make additional cash payments or issue additional common shares (at Vox’s sole election), subject to the satisfaction of certain conditions, as follows:

-

C$500,000 or issue up to a maximum of 184,399 common shares in September 2022. This payment was settled on September 7, 2022, with the issuance of 173,058 common shares for total consideration of $387,816;

-	C$700,000 or issue up to a maximum of 258,159 common shares in January 2023 (see Note 20); and
-	C$500,000 or issue up to a maximum of 184,399 common shares in December 2023.

As at December 31, 2022, the additional amounts related to January 2023 and December 2023 have not been recorded in the consolidated statements of financial position, as the conditions have not yet been met.

El Molino

On June 9, 2022, Vox acquired all of Terrace Gold’s (a subsidiary of Nuheara Limited) rights and interests in an agreement with Lumina Copper S.A.C, which includes the right to receive the El Molino royalty (“El Molino”). The upfront consideration issued was $45,167, settled by the issuance of 17,959 common shares of the Company.

A further payment of $450,000 is payable in cash, following the registration of the El Molino royalty rights on the applicable mining title in Peru and the satisfaction of other customary completion conditions. As at December 31, 2022, this additional amount has not been recorded in the consolidated statements of financial position, as the registration of the El Molino royalty rights has not been completed.

Koolyanobbing

On September 30, 2022, the Company recorded a liability relating to the first contingent milestone payment owing on the Koolyanobbing royalty. Per the terms of the royalty sale and purchase agreement between Vox Royalty Australia Pty Ltd. and Vonex Limited, dated April 21, 2020, a first milestone cash payment of A$250,000 ($161,997) was due upon the achievement of a specific cumulative tonnage achieved, which was reached during the three months ended September 30, 2022. The cash amount was paid in November 2022.

First Quantum Portfolio

On November 21, 2022, Vox acquired two royalties and the option rights held on two additional royalties from First Quantum Minerals Ltd. (“FQM”). The royalties include a 2.0% NSR over part of the Estrades Project in Québec (“Estrades”), a 0.49% NSR over the Opawica Project in Québec (“Opawica”), a right to acquire a 2% NSR (1% buyback for C$3,000,000) over the Winston Lake Project in Ontario (“Winston Lake”), and a right to acquire a 2% NSR over the Norbec & Millenbach Project in Québec (“N&M”).

Pursuant to the terms of the FQM royalty sale and purchase agreement, Vox issued 164,319 common shares of the Company, valued at $412,874, for the Estrades and Opawica royalties. Additional closings and cash payments of C$100,000 (Winston Lake) and C$25,000 (N&M) will be due and payable following (i) the exercise of separate third-party option agreements, (ii) the issuance of the Winston Lake and N&M royalties to FQM, and (iii) the assignment of the Winston Lake and N&M royalties to Vox. As at December 31, 2022, these additional amounts have not been recorded in the consolidated statements of financial position, as the production milestones have not been achieved.

Cardinia

On November 21, 2022, the Company completed the acquisition of the Cardinia development-stage gold royalty in Western Australia from Gloucester Coal Ltd (“Gloucester”). Pursuant to the terms of the Gloucester royalty sale and purchase agreement, Vox paid Gloucester A$450,000 ($302,850) in cash on closing. The Cardinia royalty is a 1% GRR above 10,000oz cumulative gold production (~9,100oz remaining hurdle) and covers the majority of the Lewis gold deposit.

Royalties acquired during the year ended December 31, 2021:

Breakwater Portfolio

On January 21, 2021, Vox completed the acquisition of a portfolio of five royalties from Breakwater Resources Ltd. and its affiliates (“Breakwater”). The total consideration paid to Breakwater was C$1,204,153 ($951,805), consisting of cash of C$400,001 ($314,954) and the issuance of 252,878 common shares of the Company, valued at C$804,152 ($636,851).

Gibb River Portfolio

On March 12, 2021, Vox completed the acquisition of a portfolio of three royalties from Gibb River Diamonds Ltd. (“Gibb River”). The total consideration paid to Gibb River was A$325,000 ($251,408), paid in cash.

Horizon Portfolio

On March 30, 2021, Vox completed the acquisition of a portfolio of two royalties from Horizon Minerals Limited (“Horizon”). The upfront consideration paid to Horizon was A$4,000,000 ($3,056,607), paid in cash. A further payment of A$3,000,000 is payable, in cash or shares, at the Company’s sole discretion, on the satisfaction of certain future production milestones. As at December 31, 2022 and 2021, this additional amount has not been recorded in the consolidated statements of financial position, as the production milestone has not been achieved.

Koolyanobbing

On April 8, 2021, 2021, Vox extinguished the outstanding balance of the Koolyanobbing royalty advance payment through a cash payment of A$1,782,032 ($1,357,731) to Mineral Resources Ltd.

Bullabulling

On May 25, 2021, Vox completed the acquisition of the Bullabulling gold royalty from a private Australian-registered entity (“Bullabulling Vendor”). The upfront consideration paid to the Bullabulling Vendor was A$1,200,000 ($931,308), paid in cash. Two milestone payments (A$500,000 in each case) become payable on the satisfaction of certain future production milestones. Each milestone payment may be paid (i) 100% in cash or (ii) 50% in cash and 50% in common shares, at the Company’s sole discretion. As at December 31, 2022 and 2021, these additional amounts have not been recorded in the consolidated statements of financial position, as the production milestones have not been achieved.

South Railroad

On June 7, 2021, Vox completed the acquisition of the South Railroad gold royalty from a group of private individuals. The upfront consideration paid to the private individuals was $1,980,000, paid in cash. In addition, a cash finders’ fee of $99,000 was paid to a private entity.

Brightstar

On June 11, 2021, Vox entered into a royalty purchase and sale agreement with Golden Cross Resources Ltd. (“Golden Cross”) to acquire the Brightstar Alpha royalty. The total purchase price paid to Golden Cross was A$50,000 in cash.

Titan Portfolio

On June 30, 2021, the Company entered into binding agreements with Titan Minerals Ltd. (“Titan”) to acquire a portfolio of four royalties. The total purchase price paid to Titan was $1,000,000 in cash.

Royalties sold during the year ended December 31, 2021

On June 30, 2021, the Company entered into a definitive royalty sale and purchase agreement with Electric, as described in Note 4.

The Company recognized a gain on sale of the two graphite royalties of $2,030,700.